CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)
Cash flows from operating activities
Net income	$ 2,926,893	$ 375,171	$ 2,810,210	$ 1,325,523
Adjustments for:
Depreciation and amortization	54,714	7,013	36,436	27,231
Expected credit loss expenses	15,619	2,002	3,200	9,075
Share of loss from equity method investments	17,752	2,275		307
Impairment from other non-current assets	77,217	9,898	0	5,888
Foreign exchange losses/(gains)	133,124	17,064	(138,234)	11,493
Share-based compensation	204,529	26,217	98,913	32,573
Realized gain from short-term investments	(23,059)	(2,956)		(665)
Fair value gain	(1,728)	(221)	(26)
Deferred income tax benefit	(52,112)	(6,680)	(21,431)	(13,146)
Amortisation of right-of-use assets	94,933	12,169	83,695	52,548
Changes in operating assets:
Net (increase)/decrease in securities purchased under agreements to resell	74,203	9,511	(106,203)
Net (increase)/decrease in loans and advances	2,858,601	366,417	(10,765,123)	(14,645,752)
Net (increase)/decrease in accounts receivable from clients and brokers	1,936,445	248,214	(1,847,898)	(5,042,241)
Net increase in accounts receivable from clearing organizations	(1,101,912)	(141,244)	(717,193)	(939,848)
Net (increase)/decrease in accounts receivable from fund management companies and fund distributors	(6,746)	(865)	225,282	(297,622)
Net increase in interest receivable	(199,714)	(25,599)	(30,953)	(2,984)
Net decrease/(increase) in prepaid assets	(8,904)	(1,141)	(6,653)	1,048
Net increase in other assets	(445,903)	(57,156)	(105,145)	(156,222)
Changes in operating liabilities:
Net increase/(decrease) in amounts due to related parties	3,690	473	(37,983)	83,429
Net increase in accounts payable to clients and brokers	2,297,647	294,513	16,130,249	33,673,301
Net increase/(decrease) in accounts payable to clearing organizations	(341,915)	(43,827)	69,516	324,266
Net increase/(decrease) in accounts payable to fund management companies and fund distributors	34,111	4,372	(70,752)	101,061
Net increase in payroll and welfare payable	337,237	43,227	213,981	217,200
Net increase/(decrease) in interest payable	(5,495)	(704)	9,866	4,974
Net decrease in operating lease liabilities	(93,093)	(11,933)	(79,544)	(38,077)
Net increase/(decrease) in securities sold under agreements to repurchase	(4,467,861)	(572,693)	(985,176)	5,451,447
Net increase/(decrease) in other liabilities	(843,342)	(108,100)	1,242,937	271,910
Net cash generated from operating activities	3,474,931	445,417	6,011,971	20,456,717
Cash flows from investing activities
Purchase of property and equipment and intangible assets	(90,520)	(11,603)	(70,456)	(44,649)
Purchase of short-term investments	(4,061,490)	(520,604)	(1,169,715)	(206,793)
Proceeds from disposal of short-term investments	4,590,834	588,455		307,267
Acquisition of long-term investments	(235,434)	(30,178)	(23,394)
Placement of term deposit				(300,000)
Maturity of term deposit			300,000
Cash paid for acquisitions, net of cash acquired	(109,531)	(14,040)
Net cash used in/generated from investing activities	93,859	12,030	(963,565)	(244,175)
Cash flows from financing activities
Proceeds from public offering, net of issuance costs			10,856,524	2,339,718
Proceeds from exercise of employee share options	16,332	2,093	23,492	16,842
Proceeds from issuance of pre-funded warrants				2,035,104
Purchase of treasury stocks	(3,145,810)	(403,231)	(1,178,755)
IPO loan borrowings (net)			(300,199)	300,199
Proceeds from other borrowings	70,806,177	9,075,971	53,483,435	23,808,006
Repayment of other borrowings	(74,686,220)	(9,573,314)	(52,313,417)	(20,092,973)
Payment of other financing expenses			(16,862)
Net cash generated from/used in financing activities	(7,009,521)	(898,481)	10,554,218	8,406,896
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(135,196)	(17,329)	167,130	(1,117)
Net increase/(decrease) in cash, cash equivalents and restricted cash	(3,575,927)	(458,363)	15,769,754	28,618,321
Cash, cash equivalents and restricted cash at beginning of the year	59,291,512	7,600,014	43,521,758	14,903,437
Cash, cash equivalents and restricted cash at end of the year	55,715,585	7,141,651	59,291,512	43,521,758
Cash, cash equivalents and restricted cash
Cash and cash equivalents	5,028,898		4,555,096	1,034,668
Cash held on behalf of clients	50,685,472		54,734,351	42,487,090
Restricted cash	1,215		2,065
Cash, cash equivalents and restricted cash at end of the year	55,715,585		59,291,512	43,521,758
Supplemental disclosure
Interest paid	(297,998)	(38,198)	(367,036)	(181,706)
Income tax paid	(694,973)	(89,082)	(102,890)	(16,250)
Cash paid for amounts include in operating lease liabilities	$ (106,497)	$ (13,651)	$ (89,427)	$ (58,686)